ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Charge to credit losses	¥ 981,891	$ 137,066	¥ 973,012
Third Parties
ACCOUNTS RECEIVABLE, NET
Beginning balance	1,968,461	274,787	995,449
Charge to credit losses	981,891	137,066	973,012
Ending balance	¥ 2,950,352	$ 411,853	¥ 1,968,461